Employee Benefits	12 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 16:  Employee Benefits

The Company has a defined contribution pension plan covering all employees with six months of employment and minimum age of 21. Employees may contribute up to the maximum amount allowed by law annually with the Bank matching 2% of the employee’s contribution on the first 4% of the employee’s compensation. Employer contributions charged to expense for 2012 and 2011 were $37,000. The Company accrued for a profit sharing contribution that was paid at the end of fiscal year 2011 based on the employee’s compensation for the calendar year ended December 31, 2011. As of March 31, 2012 and 2011, the employer contribution charged to expense was $132,000.

Also, the Company has a deferred compensation agreement with active Directors. The agreement provides annual contributions of $2,000 per year per director to be paid on January 1st of each year. The contributions are used to purchase shares of the Company’s stock which are held in trust for the Directors until retirement. The total number of shares in the plan as of March 31, 2012 and 2011 is 16,671 and 15,876 respectively. The difference between current year and prior year shares outstanding relate to awards of 795 shares. The cost of the shares held by the Trust is deducted from additional paid in capital on the consolidated balance sheets. The charge to expense for the annual contribution was $12,000 and $12,000 for 2012 and 2011, respectively. Contribution expense was adjusted to reflect the fair value of the shares to the current market price for the years ended March 31, 2012 and 2011. Contribution expense was decreased by $25,000 for the year ended March 31, 2012 and increased by $55,000 for the year ended March 31, 2011.

As part of the conversion in 1997, the Company established an ESOP covering substantially all employees of the Company. The ESOP acquired 68,770 shares of Company common stock at $10 per share in the conversion with funds provided by a loan from the Company. Accordingly, $688,000 of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity. Shares were released to participants proportionately as the loan was repaid. The loan was repaid in full and all shares were allocated to participants as of December 31, 2006. Dividends on allocated shares are recorded as dividends and charged to retained earnings.

	2012	2011	2010

Remaining allocated ESOP shares after participant withdrawals	63,012	62,803	63,084